CONTARCTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
CONTRACTUAL COMMITMENTS
Schedule Of Maturity Analysis Contractual Commitments	On December 31, 2019, the total nominal values equivalent to the full contract period were:

2020	1,191,801
2021	1,284,244
2022	919,747
2023	279,386
2024	278,609
2025 onwards	569,264
Total	4,523,051